Accounts receivable, net - Summary of net accounts receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 1,307,080		¥ 744,978
Allowance for doubtful accounts	(46,616)	$ (6,666)	(28,772)
Accounts receivable, net	¥ 1,260,464	$ 180,244	¥ 716,206